May 3, 2011

Securities and Exchange Commission
450 Fifth Street, N W
Washington, D. C. 20549

RE:	American National Variable Annuity Separate Account (“Registrant”)
American National Insurance Company (“Depositor”)
File Numbers: 333-30318 and 811-07600
CIK Number: 0000899732

Dear Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933 (“1933 Act”), Registrant and Depositor have elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement (“amendment”), as required by Rule 497 (c) under the 1933 Act.

Registrant and Depositor hereby certify that:

(1)
the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the amendment would not have been different from that contained in the Amendment, and

(2)	the Amendment, Post-Effective Amendment No. 13 under the 1933 Act and Amendment No. 50 under the Investment Company Act of 1940, was filed electronically on April 29, 2011.

Please direct any inquiry regarding the foregoing to the undersigned at (409) 621-7739, or to Mr. Greg Garrison of Greer, Herz & Adams, L.L.P. at (409) 797-3248.

Very truly yours,

/s/ Dwain A. Akins

Dwain A. Akins, J.D.
Senior Vice President, Corporate Affairs/Compliance
Chief Compliance Officer
American National Insurance Company